COMMITMENTS AND CONTINGENCIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other commitments
Purchase commitments	$ 54,850	$ 85,071
Related electronic components inventory	7,206	4,826
Electronic components inventory
Other commitments
Related electronic components inventory	$ 7,697	$ 4,239